Interest and Finance Costs, net (Tables)	6 Months Ended
Jun. 30, 2019
Interest and Finance Costs, net [Abstract]
Interest and Finance Costs, net
	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
Interest expense	18,135	18,295	36,998	35,016
Less: Interest capitalized	(300)	(21)	(468)	(21)

Interest expense, net	17,835	18,274	36,530	34,995
Bunkers swap cash settlements	401	(2,149)	668	(3,560)
Amortization of loan fees	1,070	1,262	2,140	2,074
Bank charges	62	377	149	379
Change in fair value of non-hedging financial instruments	1,894	(2,981)	(632)	(1,160)

Net total	21,262	14,783	38,855	32,728